UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report September 30, 2014

Columbia Short Term Bond Fund

President’s Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy’s expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve’s reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Short Term Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Short Term Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Short Term Bond Fund (the Fund) Class A shares returned 0.36% excluding sales charges for the six-month period that ended September 30, 2014.

>	The Fund performed in line with its benchmark, the Barclays 1-3 Year Government/Credit Index, which also returned 0.36% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/02/92
Excluding sales charges		0.36	0.75	1.81	2.77
Including sales charges		-0.64	-0.25	1.60	2.67
Class B	06/07/93
Excluding sales charges		0.10	0.45	1.17	2.08
Including sales charges		-2.89	-2.55	1.17	2.08
Class C	10/02/92
Excluding sales charges		0.05	0.39	1.49	2.40
Including sales charges		-0.95	-0.61	1.49	2.40
Class I*	09/27/10	0.46	1.16	2.14	3.07
Class K*	03/07/11	0.41	0.85	1.89	2.85
Class R*	09/27/10	0.13	0.50	1.54	2.48
Class R4*	11/08/12	0.38	0.90	2.06	3.03
Class R5*	11/08/12	0.43	1.11	2.10	3.05
Class W*	09/27/10	0.26	0.75	1.80	2.75
Class Y*	07/15/09	0.46	1.16	2.15	3.07
Class Z	09/30/92	0.38	1.00	2.06	3.03
Barclays 1-3 Year Government/Credit Index		0.36	0.77	1.45	2.85

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Short Term Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at September 30, 2014)
Asset-Backed Securities — Non-Agency	15.0
Commercial Mortgage-Backed Securities — Agency	13.9
Commercial Mortgage-Backed Securities — Non-Agency	7.8
Corporate Bonds & Notes	28.2
Foreign Government Obligations	0.7
Inflation-Indexed Bonds	2.0
Money Market Funds	2.9
Municipal Bonds	0.5
Residential Mortgage-Backed Securities — Agency	6.6
Residential Mortgage-Backed Securities — Non-Agency	2.3
U.S. Government & Agency Obligations	4.9
U.S. Treasury Obligations	15.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at September 30, 2014)
AAA rating	64.1
AA rating	5.2
A rating	15.2
BBB rating	15.4
Non-investment grade	0.0	(a)
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

(a)	Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody’s, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Leonard Aplet, CFA

Gregory Liechty

Ronald Stahl, CFA

Semiannual Report 2014	3

Columbia Short Term Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2014 – September 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.60	1,021.06	4.02	4.05	0.80
Class B	1,000.00	1,000.00	1,001.00	1,019.55	5.52	5.57	1.10
Class C	1,000.00	1,000.00	1,000.50	1,019.05	6.02	6.07	1.20
Class I	1,000.00	1,000.00	1,004.60	1,023.06	2.01	2.03	0.40
Class K	1,000.00	1,000.00	1,004.10	1,021.56	3.52	3.55	0.70
Class R	1,000.00	1,000.00	1,001.30	1,019.80	5.27	5.32	1.05
Class R4	1,000.00	1,000.00	1,003.80	1,022.31	2.76	2.79	0.55
Class R5	1,000.00	1,000.00	1,004.30	1,022.81	2.26	2.28	0.45
Class W	1,000.00	1,000.00	1,002.60	1,021.06	4.02	4.05	0.80
Class Y	1,000.00	1,000.00	1,004.60	1,023.06	2.01	2.03	0.40
Class Z	1,000.00	1,000.00	1,003.80	1,022.31	2.76	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Short Term Bond Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 28.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	7,000,000	7,358,491

Automotive 0.3%
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	8,200,000	8,275,579

Banking 8.2%
Bank of America Corp. Senior Unsecured(a)
03/22/16	1.053%	17,500,000	17,629,568

Bank of Montreal Senior Unsecured(a)
07/14/17	0.484%	8,500,000	8,492,954

Bank of New York Mellon Corp. (The) Senior Unsecured(a)
10/23/15	0.463%	7,800,000	7,815,974

Barclays Bank PLC Senior Unsecured(a)
02/17/17	0.811%	6,400,000	6,425,632

Branch Banking & Trust Co. Senior Unsecured(a)
12/01/16	0.664%	9,925,000	9,968,285

Canadian Imperial Bank of Commerce Senior Unsecured(a)
07/18/16	0.754%	7,725,000	7,770,585

Capital One Financial Corp. Senior Unsecured(a)
11/06/15	0.877%	8,000,000	8,037,112

Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	13,000,000	13,653,757

Goldman Sachs Group, Inc. (The) Senior Unsecured(a)
04/30/18	1.436%	13,750,000	14,050,479

HSBC USA, Inc Senior Unsecured
06/23/17	1.300%	9,275,000	9,267,831

ING Bank NV Senior Unsecured(a)(b)
09/25/15	1.874%	8,600,000	8,728,484

JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	13,000,000	13,454,415

KeyCorp Senior Unsecured
08/13/15	3.750%	6,000,000	6,161,660

Lloyds Bank PLC
03/28/17	4.200%	8,000,000	8,554,800

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Morgan Stanley Senior Unsecured
04/29/16	3.800%	10,650,000	11,096,448

PNC Bank National Association Senior Unsecured(a)
01/28/16	0.545%	9,130,000	9,153,236

Royal Bank of Canada Senior Unsecured(a)
09/09/16	0.692%	7,100,000	7,145,454

Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,600,000	7,712,700

Toronto-Dominion Bank (The) Senior Unsecured
09/09/16	1.500%	7,000,000	7,089,152

U.S. Bank Subordinated Notes(a)
04/29/20	3.778%	8,500,000	8,649,124

Wells Fargo & Co. Senior Unsecured(a)
04/23/18	0.863%	15,000,000	15,148,050

Total			206,005,700

Cable and Satellite 1.0%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	8,300,000	8,540,733

NBCUniversal Enterprise, Inc.(a)(b)
04/15/16	0.771%	8,675,000	8,716,248

Time Warner Cable, Inc.
02/01/20	5.000%	7,600,000	8,434,027

Total			25,691,008

Chemicals 0.2%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	6,000,000	6,122,328

Construction Machinery 0.4%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	5,365,000	5,393,864

John Deere Capital Corp. Senior Unsecured(a)
10/11/16	0.524%	5,430,000	5,449,705

Total			10,843,569

Diversified Manufacturing 0.3%
United Technologies Corp. Senior Unsecured(a)
06/01/15	0.734%	6,875,000	6,896,663

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.5%
Dominion Resources, Inc. Senior Unsecured
03/15/17	1.250%	7,885,000	7,872,897

Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	6,633,000	7,354,551

National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,033,211

Nevada Power Co.
03/15/16	5.950%	7,275,000	7,791,445

Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	5,579,000	5,919,632

Sierra Pacific Power Co.
05/15/16	6.000%	327,000	353,301

TransAlta Corp. Senior Unsecured
06/03/17	1.900%	8,000,000	8,001,208

Total			38,326,245

Finance Companies 0.8%
General Electric Capital Corp. Senior Unsecured(a)
04/02/18	0.945%	19,500,000	19,722,475

Food and Beverage 1.8%
Anheuser-Busch InBev Finance, Inc.(a)
01/27/17	0.425%	10,000,000	9,995,430

ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	3,681,000	4,063,544
03/15/18	2.100%	2,722,000	2,724,537

Diageo Finance BV
01/15/15	3.250%	2,000,000	2,016,200

General Mills, Inc. Senior Unsecured(a)
01/29/16	0.534%	7,000,000	7,008,652

PepsiCo, Inc. Senior Unsecured(a)
02/26/16	0.445%	4,960,000	4,969,861

SABMiller Holdings, Inc.(b)
01/15/17	2.450%	7,332,000	7,490,386

Sysco Corp.(c)
10/02/17	1.450%	6,095,000	6,103,234

Total			44,371,844

Health Care 1.1%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	5,770,000	5,912,894

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CareFusion Corp. Senior Unsecured
05/15/17	1.450%	6,000,000	5,968,782

McKesson Corp. Senior Unsecured
03/10/17	1.292%	9,000,000	8,968,095

Medco Health Solutions, Inc.
09/15/15	2.750%	6,350,000	6,470,793

Total			27,320,564

Independent Energy 1.1%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	6,000,000	6,544,854

Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	5,896,000	5,950,196

Southwestern Energy Co.
02/01/18	7.500%	5,500,000	6,425,056

Woodside Finance Ltd.(b)
11/10/14	4.500%	6,225,000	6,247,196
03/01/19	8.750%	1,500,000	1,874,534

Total			27,041,836

Integrated Energy 0.4%
BP Capital Markets PLC(a)
11/07/16	0.657%	9,500,000	9,539,217

Life Insurance 1.3%
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	7,955,000	8,948,762

Hartford Financial Services Group, Inc. (The) Senior Unsecured
01/15/19	6.000%	5,500,000	6,277,123

MetLife, Inc. Senior Unsecured
12/15/17	1.903%	3,965,000	3,977,105

Metropolitan Life Global Funding I Secured(a)(b)
04/10/17	0.614%	6,020,000	6,055,191

Prudential Covered Trust Secured(b)
09/30/15	2.997%	8,256,000	8,427,659

Total			33,685,840

Media and Entertainment 1.1%
21st Century Fox America, Inc.
12/15/14	5.300%	6,500,000	6,567,145

British Sky Broadcasting Group PLC(b)
02/15/18	6.100%	5,800,000	6,534,210

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCM Sub LLC(b)
01/15/15	3.550%	6,605,000	6,659,513

Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	6,770,000	6,758,945

Total			26,519,813

Metals 0.5%
Rio Tinto Finance USA PLC
08/21/17	1.625%	5,000,000	5,026,885

Vale Overseas Ltd.
01/23/17	6.250%	2,900,000	3,194,872

Vale Overseas Ltd
01/11/16	6.250%	3,850,000	4,087,661

Total			12,309,418

Midstream 2.0%
Enterprise Products Operating LLC
02/01/16	3.200%	7,638,000	7,884,440

Kinder Morgan Energy Partners LP Senior Unsecured
03/01/21	3.500%	8,265,000	8,293,052

NiSource Finance Corp.
01/15/19	6.800%	6,144,000	7,225,731

Plains All American Pipeline LP/Finance Corp. Senior Unsecured
08/15/16	5.875%	6,000,000	6,500,274

Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	7,365,000	8,130,577

TransCanada PipeLines Ltd. Senior Unsecured(a)
06/30/16	0.913%	7,000,000	7,057,050

Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	5,300,000	5,968,531

Total			51,059,655

Office REIT 0.3%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,217,137

Oil Field Services 0.3%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	8,500,000	8,538,480

Pharmaceuticals 0.6%
AbbVie, Inc. Senior Unsecured
11/06/15	1.200%	6,500,000	6,524,460

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc. Senior Unsecured
06/15/16	2.300%	8,375,000	8,567,625

Total			15,092,085

Property & Casualty 1.1%
Berkshire Hathaway Finance Corp.(a)
08/14/17	0.358%	8,835,000	8,841,362

CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	5,500,000	6,040,402

Liberty Mutual Group, Inc.(b)
06/01/21	5.000%	8,000,000	8,738,040

Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	3,090,000	3,268,599

Total			26,888,403

Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	6,000,000	6,206,988

Restaurants 0.3%
Yum! Brands, Inc. Senior Unsecured
04/15/16	6.250%	6,690,000	7,198,868

Retail REIT 0.3%
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	6,000,000	6,451,392

Technology 1.2%
Apple, Inc. Senior Unsecured(a)
05/03/16	0.289%	7,000,000	7,002,415

Cisco Systems, Inc. Senior Unsecured(a)
03/03/17	0.514%	7,500,000	7,525,185

Hewlett-Packard Co. Senior Unsecured
06/01/16	2.650%	7,700,000	7,909,663

Oracle Corp. Senior Unsecured(a)
07/07/17	0.435%	8,300,000	8,309,105

Total			30,746,368

Transportation Services 0.3%
ERAC U.S.A. Finance LLC(b)
10/15/17	6.375%	7,275,000	8,277,743

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.7%
AT&T, Inc. Senior Unsecured(a)
02/12/16	0.620%	2,735,000	2,741,285

Deutsche Telekom International Finance BV(b)
04/11/16	3.125%	6,000,000	6,191,874

Orange SA Senior Unsecured
09/14/16	2.750%	6,000,000	6,180,408

Southwestern Bell Telephone LP
07/01/15	7.000%	9,200,000	9,634,553

Telefonica Emisiones SAU
04/27/18	3.192%	5,000,000	5,156,835

Verizon Communications, Inc. Senior Unsecured
03/15/21	3.450%	13,500,000	13,701,474

Total			43,606,429

Total Corporate Bonds & Notes
(Cost: $713,650,078)			720,314,138

Residential Mortgage-Backed Securities — Agency 6.7%
Federal Home Loan Mortgage Corp.(a)(d)
04/01/35	2.065%	313,158	329,163
08/01/36	2.231%	190,899	202,977
07/01/36	2.235%	10,250	10,748
01/01/37	2.240%	468,288	498,263
03/01/34	2.352%	389,067	415,103
09/01/37	2.423%	517,658	558,200
01/01/36	2.497%	893,871	957,355
12/01/36	6.075%	218,362	233,724

Federal Home Loan Mortgage Corp.(d)
09/01/26- 03/01/27	3.000%	650,934	670,284
04/01/21- 10/01/26	3.500%	12,822,841	13,476,532
05/01/24- 07/01/26	4.000%	11,593,501	12,356,380
03/01/19- 10/01/24	4.500%	2,843,900	3,064,731
11/01/17- 07/01/25	5.000%	8,277,148	8,952,629
05/01/17- 02/01/24	5.500%	5,870,859	6,395,508
03/01/17- 10/01/21	6.000%	633,690	685,611
04/01/17	6.500%	1,395,919	1,458,225
CMO Series 2467 Class NB
07/15/17	5.000%	1,189,855	1,242,532

Federal National Mortgage Association (a)(d)
06/01/37	1.189%	1,038,493	1,082,432
07/01/33	1.788%	33,893	34,753
06/01/33	1.796%	780,321	810,210
04/01/36	1.925%	189,415	202,296
11/01/34	1.978%	243,490	256,913
01/01/35	1.990%	425,301	454,228
07/01/34	2.005%	758,873	813,071
04/01/34	2.061%	604,389	642,599
04/01/36	2.162%	1,386,806	1,486,221
03/01/34	2.216%	487,559	523,193
06/01/34	2.250%	508,472	538,847
09/01/37	2.283%	39,521	39,899
06/01/35	2.293%	502,670	536,062

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/37	2.326%	216,335	231,924
08/01/35	2.348%	562,200	600,147
10/01/35	2.404%	438,812	456,538
07/01/35	2.412%	506,375	541,559
08/01/36	2.420%	133,674	143,919
04/01/36	2.455%	123,555	132,682
CMO Series 2003-W11 Class A1
06/25/33	3.270%	32,604	32,470

Federal National Mortgage Association(c)(d)
10/20/29	3.000%	7,330,000	7,549,900
10/20/29	3.500%	24,000,000	25,228,126

Federal National Mortgage Association(d)
12/01/25- 01/01/27	3.500%	4,222,300	4,447,434
03/01/24- 01/01/29	4.000%	33,293,707	35,514,540
07/01/22- 03/01/25	5.000%	5,542,372	5,954,779
11/01/17- 01/01/25	5.500%	17,305,452	18,972,013
06/01/17- 08/01/17	6.000%	2,902,575	3,038,375

Federal National Mortgage Association(d)(e)
CMO PO Series G-15 Class A
06/25/21	0.000%	6,614	6,409

Federal National Mortgage Association(d)(f)
05/01/25	4.000%	6,125,992	6,537,653

Government National Mortgage Association(a)(d)
04/20/22- 03/20/30	1.625%	836,938	856,475
07/20/18	3.000%	68,897	70,896

Government National Mortgage Association(d)
09/20/21	6.000%	147,180	157,351

Total Residential Mortgage-Backed Securities — Agency
(Cost: $166,036,481)			169,401,879

Residential Mortgage-Backed Securities —Non-Agency 2.4%
BCAP LLC Trust(a)(b)(d)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	2,423,564	2,444,737
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	426,098	426,712

Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4(a)(d)
03/25/34	0.555%	357	357

Credit Suisse Mortgage Capital Certificates(a)(b)(d)
CMO Series 2009-12R Class 25A1
10/27/37	2.686%	277,300	277,082
CMO Series 2009-9R Class 12A1
08/26/35	5.353%	5,388,983	5,552,331

JPMorgan Resecuritization Trust(a)(b)(d)
CMO Series 2009-12 Class 9A1
05/26/36	2.661%	6,727,862	6,806,289
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	6,076,987	6,238,932

RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5(a)(b)(d)
05/26/47	0.285%	1,037,257	1,032,953

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Mortgage Loan Trust(a)(b)(d)
CMO Series 2012-3A Class A
12/25/59	1.570%	8,604,248	8,585,602
CMO Series 2013-1A Class A
06/25/58	1.270%	7,586,038	7,565,111
CMO Series 2013-2A Class A
12/25/65	1.780%	6,023,440	6,013,302
CMO Series 2013-3A Class A
09/25/57	1.870%	11,053,481	11,051,301

Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1(a)(b)(d)
12/27/46	2.672%	3,020,386	3,008,809

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $59,166,743)			59,003,518

Commercial Mortgage-Backed Securities —Agency 14.1%
Government National Mortgage Association(a)(d)
Series 2013-50 Class AH
06/16/39	2.100%	12,187,577	12,219,496

Government National Mortgage Association(d)
Series 2010-141 Class A
08/16/31	1.864%	1,150,922	1,154,715
Series 2010-159 Class A
01/16/33	2.159%	604,866	605,819
Series 2010-49 Class A
03/16/51	2.870%	157,282	157,097
Series 2011-120 Class AB
08/16/33	2.400%	9,472,222	9,551,258
Series 2011-144 Class AB
07/16/35	2.012%	2,105,608	2,111,476
Series 2011-149 Class A
10/16/46	3.000%	2,069,165	2,111,124
Series 2011-16 Class A
11/16/34	2.210%	2,165,948	2,168,597
Series 2011-161 Class A
01/16/34	1.738%	10,536,486	10,548,002
Series 2011-20 Class A
04/16/32	1.883%	4,626,395	4,629,076
Series 2011-31 Class A
12/16/35	2.210%	2,267,538	2,280,091
Series 2011-78 Class A
08/16/34	2.250%	3,276,150	3,289,122
Series 2012-1 Class AB
09/16/33	1.999%	6,846,899	6,873,177
Series 2012-142 Class A
05/16/37	1.105%	8,235,130	8,121,831
Series 2012-22 Class AB
03/16/33	1.661%	3,482,822	3,481,951
Series 2012-4 Class A
05/16/40	2.120%	12,369,808	12,415,922
Series 2012-55 Class A
08/16/33	1.704%	9,454,527	9,418,483
Series 2012-58 Class A
01/16/40	2.500%	15,723,607	16,004,635
Series 2012-79 Class A
04/16/39	1.800%	12,793,450	12,633,161

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-9 Class A
05/16/39	3.220%	2,178,327	2,223,287
Series 2013-105 Class A
02/16/37	1.705%	23,329,967	23,202,772
Series 2013-118 Class AC
06/16/36	1.700%	5,215,763	5,192,312
Series 2013-12 Class A
10/16/42	1.410%	15,415,906	15,168,234
Series 2013-126 Class AB
04/16/38	1.540%	8,037,429	7,950,552
Series 2013-17 Class AF
11/16/43	1.210%	9,293,526	9,084,385
Series 2013-17 Class AH
10/16/43	1.558%	11,595,345	11,420,882
Series 2013-194 Class AB
05/16/38	2.250%	10,447,693	10,464,834
Series 2013-2 Class AB
12/16/42	1.600%	16,619,441	16,437,059
Series 2013-30 Class A
05/16/42	1.500%	19,317,563	18,932,757
Series 2013-32 Class AB
01/16/42	1.900%	6,516,583	6,466,132
Series 2013-33 Class A
07/16/38	1.061%	27,842,781	27,101,523
Series 2013-35 Class A
02/16/40	1.618%	8,118,429	7,972,452
Series 2013-40 Class A
10/16/41	1.511%	12,241,930	12,067,336
Series 2013-45 Class A
10/16/40	1.450%	6,766,914	6,658,535
Series 2013-57 Class A
06/16/37	1.350%	22,649,332	22,231,271
Series 2013-61 Class A
01/16/43	1.450%	13,907,897	13,628,766
Series 2014-135 Class AD
08/16/45	2.400%	12,550,000	12,581,375
Series 2014-120 Class A
05/16/39	2.800%	7,439,308	7,563,731

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $362,455,529)			356,123,228

Commercial Mortgage-Backed Securities — Non-Agency 7.9%
Bear Stearns Commercial Mortgage Securities Trust(a)(d)
Series 2005-PWR7 Class A3
02/11/41	5.116%	8,195,589	8,251,106
Series 2005-T20 Class AAB
10/12/42	5.272%	366,323	366,235

Bear Stearns Commercial Mortgage Securities Trust(d)
Series 2006-T24 Class A4
10/12/41	5.537%	5,847,487	6,263,068

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(a)(d)
07/15/44	5.400%	11,441,061	11,751,113

Commercial Mortgage Trust Series 2006-C8 Class A4(d)
12/10/46	5.306%	1,465,000	1,559,832

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.(a)(d)
Series 2005-C4 Class A5
08/15/38	5.104%	7,636,471	7,804,901
Series 2005-C6 Class A4
12/15/40	5.230%	3,693,715	3,807,884

DBRR Trust Series 2012-EZ1 Class A(b)(d)
09/25/45	2.062%	5,480,314	5,476,342

GS Mortgage Securities Trust Series 2006-GG8 Class A4(d)
11/10/39	5.560%	12,075,000	12,929,982

JPMorgan Chase Commercial Mortgage Securities Trust(a)(d)
Series 2005-LDP4 Class A4
10/15/42	4.918%	11,826,464	12,115,385
Series 2005-LDP5 Class A4
12/15/44	5.404%	18,099,000	18,658,728
Series 2006-CB14 Class ASB
12/12/44	5.506%	1,511,022	1,534,905
Series 2006-LDP6 Class A4
04/15/43	5.475%	9,285,867	9,748,786
Series 2006-LDP7 Class ASB
04/15/45	6.058%	640,558	656,272

JPMorgan Chase Commercial Mortgage Securities Trust(d)
Series 2005-LDP2 Class ASB
07/15/42	4.659%	503,132	503,738

LB-UBS Commercial Mortgage Trust Series 2005-C2 Class AAB(d)
04/15/30	5.007%	173,558	173,892

Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6(a)(d)
11/12/37	5.462%	5,123,595	5,288,775

Morgan Stanley Capital I Trust(a)(d)
Series 2006-IQ11 Class A4
10/15/42	5.829%	8,366,095	8,725,435
Series 2007-T27 Class A4
06/11/42	5.831%	5,690,000	6,248,866

Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A(a)(b)(d)
08/12/45	5.991%	8,610,597	9,364,489

Motel 6 Trust Series 2012-MTL6 Class A1(b)(d)
10/05/25	1.500%	2,277,955	2,283,356

Wachovia Bank Commercial Mortgage Trust(a)(d)
Series 2005-C17 Class A4
03/15/42	5.083%	5,582,462	5,600,064
Series 2005-C21 Class A4
10/15/44	5.414%	10,780,993	11,107,021
Series 2005-C22 Class A4
12/15/44	5.449%	17,026,856	17,617,143
Series 2006-C24 Class A1A
03/15/45	5.557%	18,282,717	19,280,972
Series 2006-C24 Class A3
03/15/45	5.558%	11,986,244	12,533,464

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $207,751,987)			199,651,754

Asset-Backed Securities — Non-Agency 15.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3 Class A7(a)(g)
07/25/28	0.635%	14,774	13,830

ARI Fleet Lease Trust Series 2012-A Class A(a)(b)
03/15/20	0.704%	1,022,159	1,022,978

Aames Mortgage Investment Trust Series 2005-3 Class A2(a)(b)
08/25/35	0.415%	5,029,584	4,996,771

Access Group, Inc.(a)
Series 2004A Class A2
04/25/29	0.494%	10,577,509	10,492,202
Series 2007A Class A2
08/25/26	0.365%	2,391,068	2,376,107

Ally Master Owner Trust(a)
Series 2013-1 Class A1
02/15/18	0.604%	7,475,000	7,490,552
Series 2014-1 Class A1
01/15/19	0.624%	6,125,000	6,138,442
Series 2014-2 Class A
01/16/18	0.524%	3,000,000	3,002,727

American Credit Acceptance Receivables Trust(b)
Series 2012-2 Class A
07/15/16	1.890%	269,637	269,827
Series 2012-3 Class A
11/15/16	1.640%	514,864	515,824
Series 2013-1 Class A
04/16/18	1.450%	2,596,523	2,604,649
Series 2013-2 Class A
02/15/17	1.320%	2,026,378	2,029,621
Series 2014-1 Class A
03/12/18	1.140%	2,834,822	2,836,683
Series 2014-3 Class A
08/10/18	0.990%	8,934,638	8,929,908

Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A(b)
08/20/16	2.054%	7,000,000	7,055,429

CCG Receivables Trust(b)
Series 2013-1 Class A2
08/14/20	1.050%	2,586,603	2,590,033
Series 2014-1 Class A2
11/15/21	1.060%	4,000,000	3,989,691

CNH Wholesale Master Note Trust Series 2013-2A Class A(a)(b)
08/15/19	0.754%	14,150,000	14,193,173

California Republic Auto Receivables Trust Series 2014-3 Class A3
11/15/18	1.090%	4,925,000	4,925,636

Capital Auto Receivables Asset Trust Series 2014-3 Class A2
12/20/17	1.180%	8,080,000	8,078,968

CarFinance Capital Auto Trust(b)
Series 2013-2A Class A
11/15/17	1.750%	3,183,476	3,193,499
Series 2014-1A Class A
12/17/18	1.460%	3,813,630	3,812,105

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding LLC(a)(b)
Series 2011-2A Class A
04/07/24	1.406%	7,191,806	7,246,982
Series 2014-1A Class A
03/07/26	0.576%	12,000,000	12,000,384

Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A(a)(b)
12/25/33	0.565%	1,297,854	1,295,968

Cityscape Home Equity Loan Trust Series 1997-C Class A3(a)(g)(h)(i)
07/25/28	7.380%	607,537	1

DT Auto Owner Trust Series 2014-1A Class A(b)
07/17/17	0.660%	3,473,910	3,473,894

Diamond Resorts Owner Trust Series 2013-2 Class A(b)
05/20/26	2.270%	6,396,790	6,422,504

EFS Volunteer LLC Series 2010-1 Class A1(a)(b)
10/26/26	1.084%	5,790,181	5,823,185

Educational Funding of the South, Inc. Series 2011-1 Class A1(a)
10/25/21	0.784%	225,264	225,321

Encore Credit Receivables Trust Series 2005-4 Class 2A4(a)
01/25/36	0.495%	5,487,433	5,451,655

Exeter Automobile Receivables Trust(b)
Series 2012-2A Class A
06/15/17	1.300%	1,361,075	1,362,962
Series 2014-2A Class A
08/15/18	1.060%	6,653,531	6,642,683

First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC)(g)
06/25/25	6.680%	22,677	22,725

First Investors Auto Owner Trust(b)
Series 2012-1A Class A2
11/15/17	1.960%	139,631	139,716
Series 2013-2A Class A2
03/15/19	1.230%	2,714,263	2,721,857
Series 2013-3A Class A2
09/15/17	0.890%	3,604,802	3,608,126

GE Dealer Floorplan Master Note Trust Series 2014-1 Class A(a)
07/20/19	0.534%	8,045,000	8,044,854

HSBC Home Equity Loan Trust Series 2006-2 Class A1(a)
03/20/36	0.304%	8,119,927	8,054,764

Hertz Fleet Lease Funding LP(a)(b)
Series 2013-3 Class A
12/10/27	0.704%	8,800,000	8,817,184
Series 2014-1 Class A
04/10/28	0.554%	13,000,000	13,000,416

Hilton Grand Vacations Trust(b)
Series 2013-A Class A
01/25/26	2.280%	11,042,726	11,101,862

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-AA Class A
11/25/26	1.770%	10,261,680	10,178,161

IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	71	71

KeyCorp Student Loan Trust Series 1999-A Class A2(a)
12/27/29	0.564%	4,840,663	4,811,624

MVW Owner Trust Series 2014-1A Class A(b)(c)
09/20/31	2.250%	3,500,000	3,499,008

Macquarie Equipment Funding Trust Series 2014-A Class A2(b)
11/21/16	0.800%	8,440,000	8,435,721

Marriott Vacation Club Owner Trust Series 2009-2A Class A(b)
07/20/31	4.809%	1,497,603	1,518,169

Montana Higher Education Student Assistance Corp. Series 2006-1 Class A(a)
03/20/24	0.333%	3,987,922	3,963,924

Nations Equipment Finance Funding I LLC Series 2013-1A Class A(b)
11/20/16	1.697%	3,157,563	3,159,458

Navitas Equipment Receivables LLC Series 2013-1 Class A(b)
11/15/16	1.950%	4,416,214	4,416,112

New York City Tax Liens Trust Series 2014-A Class A(b)
11/10/27	1.030%	1,500,000	1,497,183

PFS Tax Lien Trust Series 2014-1 Class NOTE(b)
05/15/29	1.440%	3,465,498	3,468,312

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	0.735%	1,116,772	1,117,767

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2 Class M1(a)
10/25/34	1.085%	3,809,751	3,809,043

Prestige Auto Receivables Trust(b)
Series 2013-1A Class A2
02/15/18	1.090%	3,072,420	3,076,334
Series 2014-1A Class A2
03/15/18	0.970%	4,728,341	4,723,828

Residential Funding Mortgage Securities II Series 2003-HS3 Class A2B (NPFGC)(a)(g)
08/25/33	0.445%	3,667	3,377

SLM Private Credit Student Loan Trust(a)
Series 2003-A Class A2
09/15/20	0.674%	4,442,514	4,420,068
Series 2004-B Class A2
06/15/21	0.434%	8,793,738	8,745,663
Series 2005-A Class A2
12/15/20	0.374%	1,282,620	1,281,272

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a)(b)
Series 2011-A Class A1
10/15/24	1.154%	1,059,237	1,064,922
Series 2012-A Class A1
08/15/25	1.554%	2,425,161	2,451,600
Series 2012-B Class A1
12/15/21	1.254%	2,288,590	2,298,212
Series 2013-A Class A1
08/15/22	0.754%	4,881,110	4,885,363
Series 2013-B Class A1
07/15/22	0.804%	13,142,046	13,163,159
Series 2013-C Class A1
02/15/22	1.004%	2,469,600	2,479,467
Series 2014-A Class A1
07/15/22	0.754%	4,404,361	4,407,736

SLM Student Loan Trust Series 2003-12 Class A5(a)(b)
09/15/22	0.514%	626,769	626,778

SMART Trust(a)
Series 2013-1US Class A3B
09/14/16	0.604%	10,019,313	10,022,060
Series 2013-2US Class A3B
01/14/17	0.584%	7,000,000	7,001,573
Series 2014-1US Class A3B
02/14/18	0.554%	7,000,000	6,997,707

SMART Trust(a)(b)
Series 2012-1USA Class A3B
05/14/16	1.054%	430,172	430,897
Series 2012-2USA Class A3B
10/14/16	1.104%	2,394,508	2,402,550

SVO VOI Mortgage LLC Series 2012-AA Class A(b)
09/20/29	2.000%	2,152,104	2,140,194

Santander Drive Auto Receivables Trust Series 2014-4 Class A3
09/17/18	1.080%	9,635,000	9,634,859

Sierra Timeshare Receivables Funding Co. LLC(b)
Series 2011-1A Class A
04/20/26	3.350%	1,710,635	1,754,645
Series 2011-2A Class A
05/20/28	3.260%	1,411,241	1,438,577
Series 2011-3A Class A
07/20/28	3.370%	2,295,574	2,349,967
Series 2012-1A Class A
11/20/28	2.840%	3,819,303	3,884,772
Series 2012-3A Class A
08/20/29	1.870%	1,440,206	1,447,284
Series 2013-1A Class A
11/20/29	1.590%	2,443,197	2,447,664

South Texas Higher Education Authority, Inc. Series 2012-1 Class A1(a)
10/01/20	0.735%	3,725,532	3,727,618

Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1(a)
06/25/36	0.605%	1,156,658	1,157,095

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	6,953,387	6,960,041

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(b)
Series 2013-1A Class A2
01/15/18	1.120%	5,944,108	5,955,269
Series 2014-1A Class A2
05/15/17	0.700%	4,370,000	4,367,834

Total Asset-Backed Securities — Non-Agency
(Cost: $381,661,300)			383,638,636

Inflation-Indexed Bonds 2.0%
United States 2.0%

U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	49,866,894	50,443,455

Total Inflation-Indexed Bonds
(Cost: $50,664,260)			50,443,455

U.S. Treasury Obligations 15.4%
U.S. Treasury
10/31/16	1.000%	141,210,000	142,213,862
08/31/17	0.625%	250,315,000	247,010,091

Total U.S. Treasury Obligations
(Cost: $389,404,395)			389,223,953

U.S. Government & Agency Obligations 5.0%
Federal Farm Credit Banks(a)
12/06/16	0.251%	25,000,000	25,053,225

Federal Home Loan Banks
05/24/17	0.875%	24,000,000	23,936,568

Federal National Mortgage Association
08/28/17	0.875%	77,025,000	76,507,084

Morocco Government AID Bond U.S. Government Guaranty(a)(i)
05/01/23	0.383%	765,000	731,723

Total U.S. Government & Agency Obligations
(Cost: $126,402,643)			126,228,600

Foreign Government Obligations(j) 0.7%
Canada 0.3%
Province of Ontario Senior Unsecured
05/26/15	0.950%	8,500,000	8,539,551

Mexico 0.4%
Petroleos Mexicanos
03/01/18	5.750%	8,000,000	8,860,000

Total Foreign Government Obligations
(Cost: $17,273,240)			17,399,551

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Municipal Bonds 0.5%
Issuer Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	11,975,000	12,961,740

Total Municipal Bonds
(Cost: $12,801,540)			12,961,740

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(k)(l)	72,949,316	72,949,316

Total Money Market Funds
(Cost: $72,949,316)		72,949,316

Total Investments
(Cost: $2,560,217,512)		2,557,339,768

Other Assets & Liabilities, Net		(35,588,182)

Net Assets		2,521,751,586

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $336,109 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	650	USD	142,248,438	12/2014	—	(82,615)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(450)	USD	(53,216,015)	12/2014	93,978	—

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $420,826,134 or 16.69% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $39,933, which represents less than 0.01% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.635%	12/19/2003	14,671

Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11/25/2003 - 06/29/2009	572,589

First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06/24/2004	22,695

Residential Funding Mortgage Securities II
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.445%	09/15/2003	3,667

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2014, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $731,724, which represents 0.03% of net assets.

(j)	Principal and interest may not be guaranteed by the government.

(k)	The rate shown is the seven-day current annualized yield at September 30, 2014.

(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,720,143	424,661,632	(374,432,459)	72,949,316	23,596	72,949,316

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements (continued)

control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at September 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	720,314,138	—	720,314,138

Residential Mortgage-Backed Securities — Agency	—	169,401,879	—	169,401,879

Residential Mortgage-Backed Securities — Non-Agency	—	59,003,518	—	59,003,518

Commercial Mortgage-Backed Securities — Agency	—	343,541,853	12,581,375	356,123,228

Commercial Mortgage-Backed Securities — Non-Agency	—	194,175,412	5,476,342	199,651,754

Asset-Backed Securities — Non-Agency	—	380,479,178	3,159,458	383,638,636

Inflation-Indexed Bonds	—	50,443,455	—	50,443,455

U.S. Treasury Obligations	389,223,953	—	—	389,223,953

U.S. Government & Agency Obligations	—	125,496,877	731,723	126,228,600

Foreign Government Obligations	—	17,399,551	—	17,399,551

Municipal Bonds	—	12,961,740	—	12,961,740

Total Bonds	389,223,953	2,073,217,601	21,948,898	2,484,390,452

Mutual Funds

Money Market Funds	72,949,316	—	—	72,949,316

Total Mutual Funds	72,949,316	—	—	72,949,316

Investments in Securities	462,173,269	2,073,217,601	21,948,898	2,557,339,768
Derivatives

Assets

Future Contracts	93,978	—	—	93,978

Liabilities

Future Contracts	(82,615)	—	—	(82,615)

Total	462,184,632	2,073,217,601	21,948,898	2,557,351,131

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Short Term Bond Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3. The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain asset backed and U.S. Government obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Short Term Bond Fund

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,487,268,196)	$2,484,390,452

Affiliated issuers (identified cost $72,949,316)	72,949,316

Total investments (identified cost $2,560,217,512)	2,557,339,768

Receivable for:

Investments sold	5,489,035

Capital shares sold	6,900,764

Dividends	6,461

Interest	7,474,697

Variation margin	21,096

Expense reimbursement due from Investment Manager	5,107

Prepaid expenses	10,820

Trustees’ deferred compensation plan	2,980

Other assets	31,759

Total assets	2,577,282,487

Liabilities

Disbursements in excess of cash	916,746

Payable for:

Investments purchased	6,959,536

Investments purchased on a delayed delivery basis	42,440,490

Capital shares purchased	2,038,733

Dividend distributions to shareholders	2,434,912

Variation margin	20,313

Investment management fees	24,528

Distribution and/or service fees	5,190

Transfer agent fees	336,625

Administration fees	4,340

Plan administration fees	1,316

Compensation of board members	236,338

Other expenses	108,854

Trustees’ deferred compensation plan	2,980

Total liabilities	55,530,901

Net assets applicable to outstanding capital stock	$2,521,751,586

Represented by

Paid-in capital	$2,555,310,461

Undistributed net investment income	1,211,419

Accumulated net realized loss	(31,903,913)

Unrealized appreciation (depreciation) on:

Investments	(2,877,744)

Futures contracts	11,363

Total — representing net assets applicable to outstanding capital stock	$2,521,751,586

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Short Term Bond Fund

Statement of Assets and Liabilities (continued)

September 30, 2014 (Unaudited)

Class A

Net assets	$452,237,466

Shares outstanding	45,372,476

Net asset value per share	$9.97

Maximum offering price per share(a)	$10.07

Class B

Net assets	$4,578,810

Shares outstanding	459,709

Net asset value per share	$9.96

Class C

Net assets	$82,082,165

Shares outstanding	8,242,701

Net asset value per share	$9.96

Class I

Net assets	$423,438,548

Shares outstanding	42,555,748

Net asset value per share	$9.95

Class K

Net assets	$3,219,098

Shares outstanding	323,618

Net asset value per share	$9.95

Class R

Net assets	$4,005,865

Shares outstanding	401,769

Net asset value per share	$9.97

Class R4

Net assets	$8,134,205

Shares outstanding	817,123

Net asset value per share	$9.95

Class R5

Net assets	$47,408,547

Shares outstanding	4,765,023

Net asset value per share	$9.95

Class W

Net assets	$6,741,221

Shares outstanding	676,203

Net asset value per share	$9.97

Class Y

Net assets	$6,921,179

Shares outstanding	695,718

Net asset value per share	$9.95

Class Z

Net assets	$1,482,984,482

Shares outstanding	149,037,631

Net asset value per share	$9.95

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Short Term Bond Fund

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$23,596

Interest	21,317,115

Total income	21,340,711

Expenses:
Investment management fees	4,537,134

Distribution and/or service fees

Class A	589,051

Class B	26,577

Class C	425,518

Class R	10,224

Class W	8,658

Transfer agent fees

Class A	463,827

Class B	5,231

Class C	83,766

Class K	790

Class R	4,025

Class R4	7,458

Class R5	12,703

Class W	6,816

Class Z	1,459,323

Administration fees	802,505

Plan administration fees

Class K	3,950

Compensation of board members	34,423

Custodian fees	17,119

Printing and postage fees	65,123

Registration fees	75,376

Professional fees	31,253

Other	21,665

Total expenses	8,692,515

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(966,253)

Fees waived by Distributor — Class B	(11,960)

Fees waived by Distributor — Class C	(146,871)

Expense reductions	(2,568)

Total net expenses	7,564,863

Net investment income	13,775,848

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	4,566,528

Futures contracts	(1,169)

Net realized gain	4,565,359

Net change in unrealized appreciation (depreciation) on:

Investments	(8,033,049)

Futures contracts	(201,965)

Net change in unrealized appreciation (depreciation)	(8,235,014)

Net realized and unrealized loss	(3,669,655)

Net increase in net assets resulting from operations	$10,106,193

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Short Term Bond Fund

Statement of Changes in Net Assets

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014
Operations

Net investment income	$13,775,848	$26,625,887

Net realized gain	4,565,359	9,140,000

Net change in unrealized appreciation (depreciation)	(8,235,014)	(24,329,271)

Net increase in net assets resulting from operations	10,106,193	11,436,616

Distributions to shareholders

Net investment income

Class A	(2,138,181)	(3,556,162)

Class B	(16,009)	(31,442)

Class C	(214,075)	(366,990)

Class I	(2,785,723)	(4,618,545)

Class K	(15,899)	(25,939)

Class R	(13,463)	(18,824)

Class R4	(44,001)	(56,145)

Class R5	(319,500)	(329,212)

Class W	(31,455)	(59,742)

Class Y	(42,406)	(74,726)

Class Z	(8,581,128)	(14,959,204)

Total distributions to shareholders	(14,201,840)	(24,096,931)

Increase (decrease) in net assets from capital stock activity	(122,274,177)	(220,225,960)

Total decrease in net assets	(126,369,824)	(232,886,275)

Net assets at beginning of period	2,648,121,410	2,881,007,685

Net assets at end of period	$2,521,751,586	$2,648,121,410

Undistributed net investment income	$1,211,419	$1,637,411

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	4,035,239	40,323,263	11,513,706	115,004,113

Distributions reinvested	187,446	1,872,848	309,883	3,095,278

Redemptions	(6,908,842)	(69,021,283)	(19,473,395)	(194,575,092)

Net decrease	(2,686,157)	(26,825,172)	(7,649,806)	(76,475,701)

Class B shares

Subscriptions	16,567	165,383	76,906	767,553

Distributions reinvested	1,237	12,351	2,568	25,634

Redemptions(a)	(171,483)	(1,712,484)	(613,152)	(6,118,096)

Net decrease	(153,679)	(1,534,750)	(533,678)	(5,324,909)

Class C shares

Subscriptions	579,065	5,779,938	1,579,587	15,767,320

Distributions reinvested	14,606	145,819	24,777	247,264

Redemptions	(1,177,146)	(11,749,557)	(3,969,049)	(39,636,981)

Net decrease	(583,475)	(5,823,800)	(2,364,685)	(23,622,397)

Class I shares

Subscriptions	8,249,967	82,307,158	33,454,781	333,872,767

Distributions reinvested	279,321	2,785,657	463,148	4,617,943

Redemptions	(12,941,308)	(129,123,115)	(17,758,700)	(176,891,767)

Net increase (decrease)	(4,412,020)	(44,030,300)	16,159,229	161,598,943

Class K shares

Subscriptions	70,806	706,084	83,430	832,511

Distributions reinvested	1,590	15,856	2,600	25,920

Redemptions	(71,904)	(718,022)	(101,725)	(1,015,034)

Net increase (decrease)	492	3,918	(15,695)	(156,603)

Class R shares

Subscriptions	74,966	749,739	82,229	822,299

Distributions reinvested	503	5,025	674	6,732

Redemptions	(57,968)	(579,058)	(166,231)	(1,662,353)

Net increase (decrease)	17,501	175,706	(83,328)	(833,322)

Class R4 shares

Subscriptions	162,319	1,620,088	923,727	9,232,017

Distributions reinvested	4,404	43,941	5,627	56,118

Redemptions	(57,254)	(571,137)	(241,105)	(2,406,202)

Net increase	109,469	1,092,892	688,249	6,881,933

Class R5 shares

Subscriptions	2,178,099	21,708,480	2,119,418	21,128,087

Distributions reinvested	32,027	319,423	33,012	329,187

Redemptions	(1,530,002)	(15,262,857)	(590,653)	(5,893,312)

Net increase	680,124	6,765,046	1,561,777	15,563,962

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	59,281	592,466	377,058	3,771,450

Distributions reinvested	3,143	31,413	5,972	59,693

Redemptions	(88,097)	(880,253)	(1,484,883)	(14,848,679)

Net decrease	(25,673)	(256,374)	(1,101,853)	(11,017,536)

Class Y shares

Subscriptions	92,196	919,190	26,519	265,595

Distributions reinvested	1,571	15,664	2,582	25,743

Redemptions	(37,087)	(369,999)	(302,164)	(3,014,188)

Net increase (decrease)	56,680	564,855	(273,063)	(2,722,850)

Class Z shares

Subscriptions	23,199,054	231,277,947	47,045,647	469,228,828

Distributions reinvested	178,817	1,783,373	328,338	3,274,084

Redemptions	(28,621,337)	(285,467,518)	(75,848,972)	(756,620,392)

Net decrease	(5,243,466)	(52,406,198)	(28,474,987)	(284,117,480)

Total net decrease	(12,240,204)	(122,274,177)	(22,087,840)	(220,225,960)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Short Term Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended September 30, 2014		Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.98		$10.03		$9.95		$9.94		$9.95		$9.47

Income from investment operations:

Net investment income	0.04		0.08		0.10		0.15		0.22		0.32

Net realized and unrealized gain (loss)	(0.00	)(a)	(0.06)		0.08		0.03		0.03		0.49

Total from investment operations	0.04		0.02		0.18		0.18		0.25		0.81

Less distributions to shareholders:

Net investment income	(0.05)		(0.07)		(0.10)		(0.17)		(0.26)		(0.33)

Total distributions to shareholders	(0.05)		(0.07)		(0.10)		(0.17)		(0.26)		(0.33)

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)

Net asset value, end of period	$9.97		$9.98		$10.03		$9.95		$9.94		$9.95

Total return	0.36%		0.19%		1.79%		1.78%		2.57%		8.68%

Ratios to average net assets(b)

Total gross expenses	0.88	%(c)	0.89%		0.89%		0.89%		0.82%		0.76%

Total net expenses(d)	0.80	%(c)(e)	0.80	%(e)	0.79	%(e)	0.74	%(e)	0.73	%(e)	0.73	%(e)

Net investment income	0.87	%(c)	0.77%		1.00%		1.53%		2.21%		3.27%

Supplemental data

Net assets, end of period (in thousands)	$452,237		$479,831		$558,651		$641,835		$263,223		$245,872

Portfolio turnover	35	%(f)	81	%(f)	102	%(f)	76	%(f)	83%		91%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010

Per share data
Net asset value, beginning of period	$9.98		$10.02		$9.95		$9.93		$9.94		$9.47

Income from investment operations:

Net investment income	0.03		0.05		0.03		0.07		0.15		0.26

Net realized and unrealized gain (loss)	(0.02)		(0.05)		0.07		0.04		0.03		0.47

Total from investment operations	0.01		—		0.10		0.11		0.18		0.73

Less distributions to shareholders:

Net investment income	(0.03)		(0.04)		(0.03)		(0.09)		(0.19)		(0.26)

Total distributions to shareholders	(0.03)		(0.04)		(0.03)		(0.09)		(0.19)		(0.26)

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)

Net asset value, end of period	$9.96		$9.98		$10.02		$9.95		$9.93		$9.94

Total return	0.10%		(0.01%)		0.98%		1.12%		1.80%		7.77%

Ratios to average net assets(b)

Total gross expenses	1.63	%(c)	1.64%		1.64%		1.65%		1.57%		1.51%

Total net expenses(d)	1.10	%(c)(e)	1.10	%(e)	1.49	%(e)	1.49	%(e)	1.48	%(e)	1.48	%(e)

Net investment income	0.57	%(c)	0.47%		0.32%		0.75%		1.47%		2.62%

Supplemental data

Net assets, end of period (in thousands)	$4,579		$6,120		$11,495		$19,697		$6,100		$9,326

Portfolio turnover	35	%(f)	81	%(f)	102	%(f)	76	%(f)	83%		91%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.98		$10.02		$9.94		$9.93		$9.94		$9.46

Income from investment operations:

Net investment income	0.02		0.05		0.07		0.13		0.19		0.29

Net realized and unrealized gain (loss)	(0.01)		(0.05)		0.08		0.02		0.03		0.49

Total from investment operations	0.01		—		0.15		0.15		0.22		0.78

Less distributions to shareholders:

Net investment income	(0.03)		(0.04)		(0.07)		(0.14)		(0.23)		(0.30)

Total distributions to shareholders	(0.03)		(0.04)		(0.07)		(0.14)		(0.23)		(0.30)

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)

Net asset value, end of period	$9.96		$9.98		$10.02		$9.94		$9.93		$9.94

Total return	0.05%		(0.02%)		1.47%		1.48%		2.25%		8.35%

Ratios to average net assets(b)

Total gross expenses	1.64	%(c)	1.64%		1.64%		1.62%		1.57%		1.51%

Total net expenses(d)	1.20	%(c)(e)	1.11	%(e)	1.10	%(e)	1.04	%(e)	1.04	%(e)	1.04	%(e)

Net investment income	0.47	%(c)	0.46%		0.69%		1.30%		1.90%		2.90%

Supplemental data

Net assets, end of period (in thousands)	$82,082		$88,042		$112,124		$129,511		$113,863		$113,038

Portfolio turnover	35	%(f)	81	%(f)	102	%(f)	76	%(f)	83%		91%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class I	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.97		$10.01		$9.93		$9.93		$10.00

Income from investment operations:

Net investment income	0.06		0.12		0.10		0.18		0.10

Net realized and unrealized gain (loss)	(0.01)		(0.05)		0.11		0.02		(0.03)

Total from investment operations	0.05		0.07		0.21		0.20		0.07

Less distributions to shareholders:

Net investment income	(0.07)		(0.11)		(0.13)		(0.20)		(0.14)

Total distributions to shareholders	(0.07)		(0.11)		(0.13)		(0.20)		(0.14)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—

Net asset value, end of period	$9.95		$9.97		$10.01		$9.93		$9.93

Total return	0.46%		0.69%		2.15%		1.99%		0.73%

Ratios to average net assets(c)

Total gross expenses	0.44	%(d)	0.44%		0.46%		0.44%		0.48	%(d)

Total net expenses(e)	0.40	%(d)	0.41%		0.42%		0.44	%(f)	0.46	%(d)(f)

Net investment income	1.27	%(d)	1.17%		1.06%		1.80%		1.99	%(d)

Supplemental data

Net assets, end of period (in thousands)	$423,439		$468,126		$308,394		$2,706		$10,679

Portfolio turnover	35	%(g)	81	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class K	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.96		$10.01		$9.93		$9.92		$9.93

Income from investment operations:

Net investment income (loss)	0.05		0.09		0.11		0.14		(0.03)

Net realized and unrealized gain (loss)	(0.01)		(0.06)		0.08		0.04		0.04

Total from investment operations	0.04		0.03		0.19		0.18		0.01

Less distributions to shareholders:

Net investment income	(0.05)		(0.08)		(0.11)		(0.17)		(0.02)

Total distributions to shareholders	(0.05)		(0.08)		(0.11)		(0.17)		(0.02)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—

Net asset value, end of period	$9.95		$9.96		$10.01		$9.93		$9.92

Total return	0.41%		0.29%		1.87%		1.83%		0.07%

Ratios to average net assets(c)

Total gross expenses	0.74	%(d)	0.74%		0.72%		0.75%		0.68	%(d)

Total net expenses(e)	0.70	%(d)	0.71%		0.70%		0.75	%(f)	0.66	%(d)(f)

Net investment income (loss)	0.97	%(d)	0.87%		1.10%		1.46%		(4.05	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3,219		$3,220		$3,391		$4,205		$3

Portfolio turnover	35	%(g)	81	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	27

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.99		$10.03		$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.03		0.05		0.07		0.12		0.07

Net realized and unrealized gain (loss)	(0.02)		(0.05)		0.07		0.04		(0.03)

Total from investment operations	0.01		—		0.14		0.16		0.04

Less distributions to shareholders:

Net investment income	(0.03)		(0.04)		(0.07)		(0.14)		(0.12)

Total distributions to shareholders	(0.03)		(0.04)		(0.07)		(0.14)		(0.12)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—

Net asset value, end of period	$9.97		$9.99		$10.03		$9.96		$9.94

Total return	0.13%		0.04%		1.43%		1.60%		0.37%

Ratios to average net assets(c)

Total gross expenses	1.14	%(d)	1.14%		1.14%		1.15%		1.19	%(d)

Total net expenses(e)	1.05	%(d)(f)	1.05	%(f)	1.04	%(f)	0.99	%(f)	1.04	%(d)(f)

Net investment income	0.62	%(d)	0.52%		0.72%		1.22%		1.35	%(d)

Supplemental data

Net assets, end of period (in thousands)	$4,006		$3,838		$4,691		$3,594		$2

Portfolio turnover	35	%(g)	81	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2014

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.97		$10.01		$10.01

Income from investment operations:

Net investment income	0.06		0.10		0.06

Net realized and unrealized loss	(0.02)		(0.05)		(0.02	)(b)

Total from investment operations	0.04		0.05		0.04

Less distributions to shareholders:

Net investment income	(0.06)		(0.09)		(0.04)

Total distributions to shareholders	(0.06)		(0.09)		(0.04)

Net asset value, end of period	$9.95		$9.97		$10.01

Total return	0.38%		0.54%		0.36%

Ratios to average net assets(c)

Total gross expenses	0.64	%(d)	0.64%		0.73	%(d)

Total net expenses(e)	0.55	%(d)(f)	0.55	%(f)	0.56	%(d)

Net investment income	1.12	%(d)	1.03%		1.97	%(d)

Supplemental data

Net assets, end of period (in thousands)	$8,134		$7,056		$194

Portfolio turnover	35	%(g)	81	%(g)	102	%(g)

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68% and 95% for the years ended March 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	29

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.97		$10.01		$10.01

Income from investment operations:

Net investment income	0.06		0.11		0.04

Net realized and unrealized gain (loss)	(0.02)		(0.05)		0.00	(b)

Total from investment operations	0.04		0.06		0.04

Less distributions to shareholders:

Net investment income	(0.06)		(0.10)		(0.04)

Total distributions to shareholders	(0.06)		(0.10)		(0.04)

Net asset value, end of period	$9.95		$9.97		$10.01

Total return	0.43%		0.64%		0.40%

Ratios to average net assets(c)

Total gross expenses	0.49	%(d)	0.49%		0.51	%(d)

Total net expenses(e)	0.45	%(d)	0.46%		0.46	%(d)

Net investment income	1.23	%(d)	1.13%		1.13	%(d)

Supplemental data

Net assets, end of period (in thousands)	$47,409		$40,717		$25,258

Portfolio turnover	35	%(f)	81	%(f)	102	%(f)

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68% and 95% for the years ended March 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2014

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.99		$10.03		$9.96		$9.94		$10.02

Income from investment operations:

Net investment income	0.04		0.08		0.08		0.15		0.08

Net realized and unrealized gain (loss)	(0.01)		(0.05)		0.09		0.04		(0.03)

Total from investment operations	0.03		0.03		0.17		0.19		0.05

Less distributions to shareholders:

Net investment income	(0.05)		(0.07)		(0.10)		(0.17)		(0.13)

Total distributions to shareholders	(0.05)		(0.07)		(0.10)		(0.17)		(0.13)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—

Net asset value, end of period	$9.97		$9.99		$10.03		$9.96		$9.94

Total return	0.26%		0.29%		1.69%		1.89%		0.48%

Ratios to average net assets(c)

Total gross expenses	0.89	%(d)	0.89%		0.90%		0.90%		0.90	%(d)

Total net expenses(e)	0.80	%(d)(f)	0.81	%(f)	0.81	%(f)	0.74	%(f)	0.77	%(d)(f)

Net investment income	0.87	%(d)	0.78%		0.82%		1.53%		1.67	%(d)

Supplemental data

Net assets, end of period (in thousands)	$6,741		$7,009		$18,092		$8		$2

Portfolio turnover	35	%(g)	81	%(g)	102	%(g)	76	%(g)	83%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	31

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class Y	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$9.97		$10.01		$9.93		$9.92		$9.93		$9.70

Income from investment operations:

Net investment income	0.06		0.12		0.14		0.19		0.25		0.24

Net realized and unrealized gain (loss)	(0.01)		(0.05)		0.07		0.02		0.03		0.23

Total from investment operations	0.05		0.07		0.21		0.21		0.28		0.47

Less distributions to shareholders:

Net investment income	(0.07)		(0.11)		(0.13)		(0.20)		(0.29)		(0.24)

Total distributions to shareholders	(0.07)		(0.11)		(0.13)		(0.20)		(0.29)		(0.24)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)

Net asset value, end of period	$9.95		$9.97		$10.01		$9.93		$9.92		$9.93

Total return	0.46%		0.69%		2.15%		2.11%		2.84%		4.91%

Ratios to average net assets(c)

Total gross expenses	0.44	%(d)	0.44%		0.45%		0.44%		0.47%		0.47	%(d)

Total net expenses(e)	0.40	%(d)	0.41%		0.43%		0.44	%(f)	0.45	%(f)	0.47	%(d)(f)

Net investment income	1.28	%(d)	1.17%		1.37%		1.93%		2.51%		3.39	%(d)

Supplemental data

Net assets, end of period (in thousands)	$6,921		$6,368		$9,129		$13,707		$16,173		$26,110

Portfolio turnover	35	%(g)	81	%(g)	102	%(g)	76	%(g)	83%		91%

Notes to Financial Highlights

(a)	Based on operations from July 15, 2009 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2014

Columbia Short Term Bond Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.97		$10.01		$9.94		$9.92		$9.93		$9.45

Income from investment operations:

Net investment income	0.06		0.10		0.12		0.18		0.24		0.35

Net realized and unrealized gain (loss)	(0.02)		(0.05)		0.07		0.03		0.04		0.49

Total from investment operations	0.04		0.05		0.19		0.21		0.28		0.84

Less distributions to shareholders:

Net investment income	(0.06)		(0.09)		(0.12)		(0.19)		(0.29)		(0.36)

Total distributions to shareholders	(0.06)		(0.09)		(0.12)		(0.19)		(0.29)		(0.36)

Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)

Net asset value, end of period	$9.95		$9.97		$10.01		$9.94		$9.92		$9.93

Total return	0.38%		0.54%		1.94%		2.14%		2.82%		8.97%

Ratios to average net assets(b)

Total gross expenses	0.64	%(c)	0.64%		0.64%		0.62%		0.57%		0.51%

Total net expenses(d)	0.55	%(c)(e)	0.55	%(e)	0.53	%(e)	0.49	%(e)	0.48	%(e)	0.48	%(e)

Net investment income	1.12	%(c)	1.02%		1.25%		1.86%		2.46%		3.54%

Supplemental data

Net assets, end of period (in thousands)	$1,482,984		$1,537,794		$1,829,589		$2,099,898		$1,936,070		$2,025,199

Portfolio turnover	35	%(f)	81	%(f)	102	%(f)	76	%(f)	83%		91%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended September 30, 2014 and 68%, 95% and 63% for the years ended March 31, 2014, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	33

Columbia Short Term Bond Fund

Notes to Financial Statements

September 30, 2014 (Unaudited)

Note 1. Organization

Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares are not subject to sales charges. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate

34	Semiannual Report 2014

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of

Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Semiannual Report 2014	35

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	93,978	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	82,615	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

36	Semiannual Report 2014

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended September 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(1,169)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(201,965)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2014:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	142,492,188
Futures contracts — Short	53,486,719

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2014	37

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2014 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended September 30, 2014, other expenses paid by the Fund to this company were $2,289.

38	Semiannual Report 2014

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended September 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20

Class R4	0.20%
Class R5	0.05
Class W	0.20
Class Z	0.20

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At September 30, 2014, the Fund’s total potential future obligation over the life of the Guaranty is $47,717. The liability remaining at September 30, 2014 for non-recurring charges associated with the lease amounted to $26,253 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $2,568.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the

Semiannual Report 2014	39

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class B shares so that it does not exceed 0.30% annually of the average daily net assets attributable to Class B shares. This arrangement may be modified or terminated by the Distributor at any time.

Effective August 1, 2014, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to August 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that it did not exceed 0.31% annually of the average daily net assets attributable to Class C shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $50,962 for Class A, $157 for Class B and $3,066 for Class C shares for the six months ended September 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through July 31, 2015
Class A	0.80%
Class B	1.55

Fee Rates Contractual through July 31, 2015
Class C	1.55%
Class I	0.40
Class K	0.70
Class R	1.05
Class R4	0.55
Class R5	0.45
Class W	0.80
Class Y	0.40
Class Z	0.55

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class B and Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2014, the cost of investments for federal income tax purposes was approximately $2,560,218,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,617,000
Unrealized depreciation	(16,495,000)
Net unrealized depreciation	$(2,878,000)

The following capital loss carryforwards, determined as of March 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	12,691,619
2016	4,489,585

40	Semiannual Report 2014

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

Year of Expiration	Amount ($)
2017	18,644,660
Total	35,825,864

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $880,509,165 and $1,009,077,005, respectively, for the six months ended September 30, 2014, of which $538,836,211 and $515,345,214, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2014, one unaffiliated shareholder of record owned 48.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2014.

Note 9. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Semiannual Report 2014	41

Columbia Short Term Bond Fund

Notes to Financial Statements (continued)

September 30, 2014 (unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise

Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

42	Semiannual Report 2014

Columbia Short Term Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	43

Columbia Short Term Bond Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

44	Semiannual Report 2014

Columbia Short Term Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	45

Columbia Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR222_03_D01_(11/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2014